Average Annual Total Returns (Vanguard Explorer Fund)	12 Months Ended
Oct. 31, 2014
Vanguard Explorer Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.91%
Five Years	16.59%
Ten Years	8.22%
Inception Date	Dec. 11, 1967
Vanguard Explorer Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.08%
Five Years	16.78%
Ten Years	8.40%
Inception Date	Nov. 12, 2001
Return After Taxes on Distributions | Vanguard Explorer Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.30%
Five Years	15.04%
Ten Years	6.95%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Explorer Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.57%
Five Years	13.27%
Ten Years	6.51%
Russell 2500 Growth Index | Vanguard Explorer Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.05%
Five Years	17.27%
Ten Years	9.37%
Russell 2500 Growth Index | Vanguard Explorer Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.05%
Five Years	17.27%
Ten Years	9.37%